Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	FUNDVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 13, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
C WorldWide International Equities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUNDVANTAGE TRUST
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FUNDVANTAGE TRUST

c worldwide international EQUITIES fund

(THE “FUND”)

Supplement dated July 14, 2023 to the Fund’s Prospectus dated February 1, 2023, as supplemented

Effective July 13, 2023, the Fund’s principal investment strategies have been modified as disclosed herein to remove the Fund’s restriction on investing in United States companies.

The first paragraph of the section titled “Summary of Principal Investment Strategies” beginning on page 2 of the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following three paragraphs:

The Fund primarily invests in a portfolio of common stocks of a limited number of non-U.S. companies. The Fund invests principally in common stocks of between 25-30 companies with market capitalizations above $5 billion at the time of purchase of which the Adviser has detailed knowledge and believes to represent promising long-term investment opportunities. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.

The Fund will invest in common stocks of issuers in various regions and countries and may invest all of its assets in such companies. Notwithstanding the Fund’s strategy of primarily investing in non-U.S. companies, the Fund may invest up to 20% of its net assets in U.S. companies.

A non-U.S. company means a company that (i) has been classified by MSCI, FTSE or S&P or another major index provider as a foreign or emerging market issuer; (ii) has their principal securities trading market outside the U.S.; (iii) is organized under the laws of, and has a principal office in, a country other than the U.S.; (iv) are depositary receipts of companies described in (i) through (iii) above; or (v) are exchange-traded funds that invest at least 80% of their assets in securities of non-U.S. companies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.